Guarantee liabilities and risk assurance liabilities - Summary of movement of risk assurance liabilities (Detail) - 12 months ended Dec. 31, 2019	USD ($)	CNY (¥)
Balance at the beginning of the year	$ 0	¥ 0
Fair value of risk assurance liabilities upon the inception of new loans	245,872,066	1,711,712,149
Payouts	(94,921,468)	(660,824,276)
Changes in risk assurance liabilities	29,227,143	203,473,526
Balance at end of the year	$ 180,177,741	¥ 1,254,361,399